Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000236514 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Access First Priority CLO Bond ETF
Class Name	Alternative Access First Priority CLO Bond ETF
Trading Symbol	AAA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alternative Access First Priority CLO Bond ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aafetfs.com/. You can also request this information by contacting us at (323) 925-3305.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(323) 925-3305
Additional Information Website	https://www.aafetfs.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Access First Priority CLO Bond ETF (AAA)	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
“AAA” (or “the Fund”) returned a positive 4.98% from 3/31/2025 to 3/31/2026 (the “Period”.)  The Fund's benchmark, the Bloomberg US Floating Rate Note Index < 5 years, returned 4.83% during the same period.
The gain could be attributed to three components: Interest accrual and bond payments, market price changes to portfolio assets, and management fees.
- Interest accrual and bond coupon payments attributed ~5.24% to overall return on the Fund.  The Fund's risk assets consist of floating rate notes whose coupons are dependent the secured overnight funding rate (or “SOFR”).  Changes to short term interest rate policy and broader tighten in the market for AAA-rated CLO bonds lowered the average coupon of bonds in the Fund by ~74 basis points over the course of the year.  The average coupon of the Fund declined from ~5.76% at the beginning of the period to ~5.02% at the end of the Period.
-The change in the principal market value of the assets of the Fund detracted ~0.05% to the total return.  Over the course of the year, discount margins of AAA-rated collateralized loan obligation (“CLO”)   bonds were higher by ~2 basis point and lead to a market price depreciation of ~5 basis points.   Spreads started the year at approximately 131 basis points on 31 March 2025 and ended the period at   ~133 basis points.
- Finally, management fees subtracted 24 basis points from the total return of the Fund during the year.  The management for the Fund was reduced in February 2026 from 25 basis points to 19 basis points.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Alternative Access First Priority CLO Bond ETF (AAA)	4.98%	4.40%	4.11%
Bloomberg US Universal Bond Index	4.64%	0.65%	0.21%
Bloomberg Floating Rate Note <5 Years Index	4.83%	4.16%	3.83%
[1]	The Fund commenced operations on September 8, 2020.

Performance Inception Date	Sep. 08, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.aafetfs.com/ for the most recent performance information.
Net Assets	$ 39,861,989
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 102,208
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,861,989
Total number of portfolio holdings	33
Total advisory fees paid (net)	$102,208
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Fortress Credit BSL XXIII Ltd., Series 2025-2A, 5.072%, 10/15/2038	5.0%
Fortress Credit BSL XXVI Ltd., Series 2024-4A, 5.072%, 1/15/2038	5.0%
AMMC CLO XXXI Ltd., Series 2025-31A, 4.978%, 2/20/2038	5.0%
Apidos CLO XXXIX Ltd., Series 2022-39A, 4.900%, 10/21/2038	5.0%
Cedar Funding VIII CLO Ltd., Series 2017-8A, 4.888%, 1/17/2038	5.0%
Voya CLO Ltd., Series 2021-2A, 4.838%, 4/20/2038	5.0%
Magnetite XXXIV Ltd., Series 2023-34A, 4.812%, 1/15/2038	5.0%
LCM XL Ltd., Series 40A, 5.042%, 1/15/2038	3.8%
Silver Point CLO VII Ltd., Series 2024-7A, 5.032%, 1/15/2038	3.8%
Trinitas CLO XXX Ltd., Series 2024-30A, 5.041%, 10/23/2037	3.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fortress Credit BSL XXIII Ltd., Series 2025-2A, 5.072%, 10/15/2038	5.0%
Fortress Credit BSL XXVI Ltd., Series 2024-4A, 5.072%, 1/15/2038	5.0%
AMMC CLO XXXI Ltd., Series 2025-31A, 4.978%, 2/20/2038	5.0%
Apidos CLO XXXIX Ltd., Series 2022-39A, 4.900%, 10/21/2038	5.0%
Cedar Funding VIII CLO Ltd., Series 2017-8A, 4.888%, 1/17/2038	5.0%
Voya CLO Ltd., Series 2021-2A, 4.838%, 4/20/2038	5.0%
Magnetite XXXIV Ltd., Series 2023-34A, 4.812%, 1/15/2038	5.0%
LCM XL Ltd., Series 40A, 5.042%, 1/15/2038	3.8%
Silver Point CLO VII Ltd., Series 2024-7A, 5.032%, 1/15/2038	3.8%
Trinitas CLO XXX Ltd., Series 2024-30A, 5.041%, 10/23/2037	3.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2026, Alternative Access Funds, LLC has agreed to lower its unitary management fee for the Fund from 0.25% to 0.19% of the Fund's average daily net assets.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.aafetfs.com/.

Material Fund Change Expenses [Text Block]	Effective February 1, 2026, Alternative Access Funds, LLC has agreed to lower its unitary management fee for the Fund from 0.25% to 0.19% of the Fund's average daily net assets.
Summary of Change Legend [Text Block]	This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.aafetfs.com/.
Updated Prospectus Web Address	https://www.aafetfs.com/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.